Summary of Significant Accounting Policies - Cash and cash equivalents (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Cash equivalents	$ 0	$ 0	$ 0
Cash and cash equivalents	$ 0	$ 43,949